Note 2 - Allowance for Doubtful Accounts for Trade Accounts Receivable - Summary of Changes in the Allowance for Doubtful Accounts for Trade Accounts Receivable (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Balance at beginning of year	$ 71,189	$ 69,643
Bad debt expense	20,936	1,546
Balance at end of year	$ 92,125	$ 71,189